Acquisitions (Tables)	3 Months Ended
Mar. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Fair Value of the Aggregate Consideration Paid or Payable

The following table summarizes the fair value of the aggregate consideration paid or payable for Emission (in thousands):

Cash paid at closing (1)	$8,997
Holdback (2)	1,000
Contingent consideration (3)	6,612
Total purchase consideration	$16,609
(1)	Cash paid at close represents the contractual amount paid on the closing date and is reflected as an investing activity in the Consolidated Statements of Cash Flows. Cash acquired was not material.
(2)	The holdback is expected to be paid during the first quarter of 2026 and is subject to applicable adjustments.
(3)	The acquisition includes contingent consideration arrangements discussed below in the section titled “Contingent Consideration”.

Schedule the Preliminary Allocation of the Purchase Price

The following table summarizes the preliminary allocation of the purchase price to the estimated fair values of the acquired assets and liabilities (in thousands):

As of March 31, 2025
Assets:
Cash and cash equivalents	$43
Accounts receivable, net of allowance for expected credit losses	49
Inventory	307
Intangible asset (1)	12,700
Goodwill (2)	6,574
Liabilities:
Accounts payable	56
Deferred tax liability (3)	3,007
Net assets acquired	$16,610
(1)

The acquired intangible asset is finite lived, represents developed technology, and has an estimated useful life of 14 years. The determination of the fair value of the finite-lived intangible asset required management judgment and the consideration of a number of factors. In determining the fair value, management primarily relied on a multi-period excess earnings valuation methodology. This methodology required the use of estimates, including projected revenues related to the particular asset; its obsolescence rate; royalty, margin, and discount rates; and certain published or readily available industry benchmark data. In establishing the estimated useful life of the acquired intangible asset, the Company relied primarily on the duration of the cash flows utilized in the valuation model.

(2)	Goodwill represents the expected synergies from combining Emission with Quanterix as well as the value of the acquired workforce. The goodwill is not deductible for income tax purposes.
(3)	Recorded in other non-current liabilities on the Consolidated Balance Sheets.